LEASES	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES	LEASES
The Company has entered into various non-cancelable operating lease agreements for certain of our office spaces and motor vehicles. The leases have original lease periods expiring between 2020 and 2037. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably assured at lease commencement.

The operating lease cost for the year ended December 31, 2019 was $22,528.

Supplemental cash flow information related to leases was as follows:

Year Ended December 31, 2019
Operating cash flows from operating leases	$23,404
New right-of-use assets obtained in exchange for operating lease obligations	$4,975

Maturities of lease liabilities were as follows:

Operating Leases
2020	$23,118
2021	20,003
2022	18,926
2023	11,951
2024	9,866
Thereafter	81,472
Total lease payments	165,336

Less imputed interest	(40,327)

Total	$125,009

Supplemental balance sheet information related to leases was as follows:

Year Ended December 31, 2019
Current maturities of operating leases	$21,519
Long-term operating leases	103,490
Total operating lease liabilities	$125,009

Weighted-average remaining operating lease term	10.70
Weighted-average discount rate of operating leases	4.95%